SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Mar. 31, 2026
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Customer Relationships [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Technology Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives (in years)	5 years